Ordinary Shares (Details) - $ / shares		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Ordinary Shares [Line Items]
Common stock, shares authorized	[1]	500,000,000		500,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Ordinary shares issued		30,280,768
Common stock, shares issued	[1]	37,430,968		37,430,968
Common stock, shares outstanding	[1]	37,430,968		37,430,968
Restricted Stock [Member]
Ordinary Shares [Line Items]
Shares outstanding
Tristar Acquisition I Corp [Member]
Ordinary Shares [Line Items]
Ordinary share		5,878,103
PIPE investors [Member]
Ordinary Shares [Line Items]
Shares issued		509,259
Holders of Convertible Promissory Notes [Member]
Ordinary Shares [Line Items]
Shares issued		464,838
Public Shares [Member]
Ordinary Shares [Line Items]
Ordinary share		128,103
Founder Shares [Member]
Ordinary Shares [Line Items]
Ordinary share		5,750,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share	[2]		509,259
Ordinary shares issued		30,280,768
Shares outstanding	[2]	37,430,968	37,132,968	37,430,968	30,280,768

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Share data and additional paid-in capital have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.